FINANCIAL AND CAPITAL RISK MANAGEMENT	12 Months Ended
Dec. 31, 2022
FINANCIAL AND CAPITAL RISK MANAGEMENT
FINANCIAL AND CAPITAL RISK MANAGEMENT

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT

Financial risk management

The Group’s activities expose it to a variety of financial risks, including the effects of changes in debt and equity market prices, foreign currency exchange rates and interest rates. The Group’s overall risk management programmes focus on the unpredictability of financial markets and seeks to minimize potential adverse effects on the financial performance of the Group. Risk management is carried out under policies approved by Board of Directors.

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

Foreign currency risk

The table below summarizes the Group’s exposure to foreign exchange rate risk at 31 December 2022 and 2021 in terms of TRY equivalents of foreign currency denominated assets and liabilities.

	As of 31 December 2022
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	2,843,108	299	2	24	2,843,433
Trade receivables and due from related parties	15,674	1,373	—	152	17,199
Other current assets	1,277	—	—	—	1,277

Total assets	2,860,059	1,672	2	176	2,861,909

Liabilities:
Trade payables and payables to merchants and due to related parties	(850,352)	(13,054)	(133)	(9)	(863,548)
Short term provisions	(260,375)	—	—	—	(260,375)

Total liabilities	(1,110,727)	(13,054)	(133)	(9)	(1,123,923)

Net foreign currency position	1,749,332	(11,382)	(131)	167	1,737,986

	As of 31 December 2021
	US Dollar	Euro	GBP	CHF	Total

Assets:
Cash and cash equivalents	6,159,765	125	5	8	6,159,903
Financial investments	1,902,327	—	—	—	1,902,327
Trade receivables and due from related parties	4,912	1,332	—	—	6,244
Other current assets	1,495	—	—	—	1,495

Total assets	8,068,499	1,457	5	8	8,069,969

Liabilities:
Trade payables and payables to merchants and due to related parties	(1,067,227)	(8,092)	(284)	(84)	(1,075,687)

Total liabilities	(1,067,227)	(8,092)	(284)	(84)	(1,075,687)

Net foreign currency position	7,001,272	(6,635)	(279)	(76)	6,994,282

The Group is exposed to foreign exchange risk through the impact of rate changes in the translation of foreign currency denominated liabilities to local currency. These risks are monitored and limited by analysing foreign currency position through obtaining positions within the approved limits.

At 31 December 2022, if the US Dollar had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY174,933 thousand lower/higher (2021: Loss before tax would have been TRY700,127 thousand lower/higher), mainly as a result of foreign exchange losses/gains on the translation of US Dollar assets and liabilities.

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

At 31 December 2022, if the Euro had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY1,138 thousand higher/lower (2021: Loss before tax would have been TRY663 thousand higher/lower), mainly as a result of foreign exchange losses/gains on the translation of Euro assets and liabilities.

At 31 December 2022, if the GBP and CHF had strengthened/weakened by 10% against the TRY with all other variables held constant, loss before income taxes would have been TRY13 thousand and TRY17 thousand lower/ higher, mainly as a result of foreign exchange losses/gains on the translation of GBP and CHF assets and liabilities (2021: Loss before tax would have been TRY28 and TRY8 lower/higher).

Credit risk

The Group operates as an e-commerce website offering its customers a wide selection of merchandise.

The substantial portion of sales is through the customers’ credit cards. Therefore, the resulting accounts receivable balances are secured by banks, the issuers of credit cards. In this context, the credit risk of the Group is substantially mitigated.

Funding risk

The ability to fund the existing and prospective debt requirements is managed by maintaining the availability of adequate funding lines from high quality lenders and supply financing arrangements.

Liquidity risk

The Group maintains available line of credit limits with various banks that can be used in obtaining cash, letters of guarantee and cash for payments to suppliers. The Group generates negative working capital as a result of its operating model. The table below shows the Group’s liquidity risk arising from financial liabilities.

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2022	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	5,886,538	5,886,538	5,886,538	—	—	—
Lease liabilities	262,367	326,915	47,772	131,436	147,707	—
Bank borrowings	23,973	29,030	5,691	10,935	12,404	—
Due to related parties	5,579	5,579	5,579	—	—	—
	6,178,457	6,248,062	5,945,580	142,371	160,111	—

NOTE 23 - FINANCIAL AND CAPITAL RISK MANAGEMENT (Continued)

		Contractual
	Carrying	undiscounted	Up to	3 – 12	1 – 5	Over
2021	value	cash flow	3 months	months	years	5 years

Non-derivative financial instruments:
Trade payables and payables to merchants	6,672,876	6,672,876	6,672,876	—	—	—
Lease liabilities	347,019	429,035	51,543	147,641	229,851
Bank borrowings	317,343	328,263	325,865	2,398	—	—
Due to related parties	14,861	14,861	14,861	—	—	—
	7,352,099	7,445,035	7,065,145	150,039	229,851	—

Capital risk management

The Group’s objectives when managing capital are to safeguard the Group’s ability to continue its operations in order to provide returns for shareholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital. In order to maintain or adjust the capital structure, the Group may adjust the amount of dividends paid to shareholders, return capital to shareholders, issue new shares or sell assets to reduce debt.

Consistent with others in the industry, the Group monitors capital on the basis of the net debt to equity ratio. This ratio is calculated as net debt divided by equity. Net debt is calculated as total borrowings and lease liabilities less cash and cash equivalents. Net debt to equity ratios at 31 December 2022 and 2021 were as follows:

	2022	2021

Net debt/(cash) (Note 25)	(4,979,668)	(5,600,009)
Total equity	2,042,688	4,812,018

Net debt to equity ratio	(244)%	(116)%